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APPENDIX I                              UNITED STATES                                             OMB APPROVAL
                               SECURITIES AND EXCHANGE COMMISSION                                 ------------------------------
                                     Washington, D.C.  20549                                      OMB Number:          3235-0456
                                                                                                  Expires:       August 31, 2000
                                          FORM 24F-2                                              Estimated average burden
                                Annual Notice of Securities Sold                                  hours per response...........1
                                     Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.  Please print or type.

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1. Name and address of issuer:

   MASTERWORKS FUNDS, INC.
   111 CENTER STREET
   LITTLE ROCK, AR 72201

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2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and
classes of securities of the issuer, check the box but do not list series or classes):    [  ]

   GROWTH STOCK FUND

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3. Investment Company Act File Number: 811-7332

   Securities Act File Number: 33-54126

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4(a).      Last day of fiscal year for which this Form is filed:

                                                                12/14/98

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4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.)  (See instruction A.2)

Note:      If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [X]  Check box if this is the last time the issuer will be filing this Form.

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SEC 2393 (9-97)
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5.        Calculation of registration fee:

          (i)     Aggregate sale price of securities sold during the
                  fiscal year pursuant to section 24(f):                                                           $  97,522,969
                                                                                                                   -------------

          (ii)    Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                                        $ 282,287,889
                                                                                             -------------
          (iii)   Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending no
                  earlier than October 11, 1995 that were not
                  previously used to reduce registration fees payable
                  to the Commission:                                                         $          --
                                                                                             -------------

          (iv)    Total available redemption credits [add items 5(ii) and
5(iii):                                                                                                            -$ 282,287,889
                                                                                                                    -------------

          (v)     Net sales - if item 5(i) is greater than item 5(iv)
                  [subtract item 5(iv) from item 5(i)]:                                                             $          --
                                                                                                                    -------------

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          (vi)    Redemption credits available for use in future years                      ($ 184,764,920)
                  _____ if item 5(i) is less than item 5(iv) [subtract item                  -------------
                  5(iv) from item 5(i)]:

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          (vii)   Multiplier for determining registration fee (See                                                 x      .000278
                  Instruction C.9):                                                                                 -------------

          (viii)  Registration fee due [multiply item 5(v) by item                                                 =$          --
                  5(vii)] (enter "0" if no fee is due):                                                             =============

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6.        Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
          Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _____.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.
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7.        Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
          (see Instruction D):

                                                                                                                  +$          --
                                                                                                                   -------------

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8.        Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:

                                                                                                                  =$          --
                                                                                                                   -------------

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9.        Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               Method of Delivery:

                    [  ]    Wire Transfer
                    [  ]    Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)*          /s/ ANN BONSTEEL
                                   --------------------------------------------
                                   ASSISTANT SECRETARY
                                   --------------------------------------------

Date   2/9/99
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  *Please print the name and title of the signing officer below the signature.